Trade Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Diclosure of Trade Receivables [Line Items]
Trade receivables credit period	30 days	30 days
Trade receivables interest rate	5.00%	5.00%
Top of range [member]
Diclosure of Trade Receivables [Line Items]
Trade receivables credit period	120 days	60 days
Trade receivables interest rate	18.00%	18.00%